ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, issued (in thousands)	12,765		12,765		3,319	2,669
Common stock, outstanding (in thousands)	12,765		12,765		3,319	2,669
Working capital	$ (7,800)		$ (7,800)		$ (11,400)
Accumulated deficit	(143,604)		(143,604)		(139,555)	$ (137,634)
Net income (loss)	(6,749)	$ (2,663)	(4,020)	$ (2,878)	(1,921)	1,016
Stockholders' deficit	$ (16,423)		$ (16,423)		$ (16,935)	$ (15,824)